UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Aerospace & Defense – 3.5%
299,956	Honeywell International, Inc.	$ 18,396,301
139,574	The Boeing Co.	10,367,557

		28,763,858

Beverages – 2.9%
117,578	Beam, Inc.	6,597,302
77,239	Diageo PLC ADR	9,235,467
112,617	PepsiCo., Inc.	7,906,839

		23,739,608

Biotechnology* – 3.9%
166,363	Celgene Corp.	13,074,468
175,234	Gilead Sciences, Inc.	13,142,550
153,720	Vertex Pharmaceuticals, Inc.	6,116,519

		32,333,537

Capital Markets – 0.7%
88,791	T. Rowe Price Group, Inc.	5,742,114

Chemicals – 3.0%
95,206	Ecolab, Inc.	6,862,449
47,800	Monsanto Co.	4,378,002
124,568	Praxair, Inc.	13,354,935

		24,595,386

Communications Equipment – 3.3%
436,688	QUALCOMM, Inc.	27,782,091

Computers & Peripherals – 10.4%
132,527	Apple, Inc.	77,565,403
263,234	NetApp, Inc.*	8,347,150

		85,912,553

Construction & Engineering* – 0.3%
102,523	Quanta Services, Inc.	2,651,245

Consumer Finance – 1.6%
236,110	American Express Co.	13,198,549

Diversified Financial Services – 3.2%
197,542	CME Group, Inc.	10,918,146
63,787	IntercontinentalExchange, Inc.*	8,429,452
235,546	MSCI, Inc. Class A*	6,830,834

		26,178,432

Electrical Equipment – 1.7%
82,511	Eaton Corp. PLC*	4,303,774
47,996	Rockwell Automation, Inc.	3,803,203
56,520	Roper Industries, Inc.	6,303,675

		14,410,652

Electronic Equipment, Instruments & Components – 0.9%
128,731	Amphenol Corp. Class A	7,971,024

Energy Equipment & Services – 3.1%
155,127	Halliburton Co.	5,173,485

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
49,756	National Oilwell Varco, Inc.	$ 3,398,335
240,351	Schlumberger Ltd.	17,213,939

		25,785,759

Food & Staples Retailing – 3.0%
160,275	Costco Wholesale Corp.	16,666,997
113,141	Wal-Mart Stores, Inc.	8,148,415

		24,815,412

Health Care Equipment & Supplies – 1.5%
61,943	C.R. Bard, Inc.	6,132,976
11,971	Intuitive Surgical, Inc.*	6,332,659

		12,465,635

Health Care Providers & Services* – 0.6%
64,819	Henry Schein, Inc.	5,235,431

Hotels, Restaurants & Leisure – 4.5%
43,101	Chipotle Mexican Grill, Inc.*	11,369,182
128,990	Las Vegas Sands Corp.	6,017,383
200,160	Marriott International, Inc. Class A	7,263,806
67,779	McDonald's Corp.	5,899,484
98,282	Yum! Brands, Inc.	6,592,757

		37,142,612

Household Products – 2.8%
112,364	Church & Dwight Co., Inc.	6,084,510
79,052	Colgate-Palmolive Co.	8,577,142
117,319	The Procter & Gamble Co.	8,192,386

		22,854,038

Industrial Conglomerates – 1.7%
176,871	Danaher Corp.	9,545,728
201,880	General Electric Co.	4,265,724

		13,811,452

Internet & Catalog Retail* – 3.4%
73,957	Amazon.com, Inc.	18,640,862
14,430	Priceline.com, Inc.	9,569,399

		28,210,261

Internet Software & Services* – 6.5%
83,636	eBay, Inc.	4,417,654
65,057	Equinix, Inc.	12,084,988
173,155	Facebook, Inc. Class A	4,848,340
46,354	Google, Inc. Class A	32,372,243

		53,723,225

IT Services – 5.5%
124,502	Cognizant Technology Solutions Corp. Class A*	8,370,269
90,061	International Business Machines Corp.	17,117,894
26,715	MasterCard, Inc. Class A	13,055,086
90,943	VeriFone Systems, Inc.*	2,763,758
28,560	Visa, Inc. Class A	4,275,718

		45,582,725

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0.6%
141,233	Agilent Technologies, Inc.	$ 5,407,812

Media – 2.8%
85,223	Discovery Communications, Inc. Class A*	5,148,321
141,665	Scripps Networks Interactive Class A	8,363,902
187,622	Viacom, Inc. Class B	9,683,171

		23,195,394

Multiline Retail – 0.6%
72,157	Family Dollar Stores, Inc.	5,137,578

Personal Products – 1.3%
192,052	Avon Products, Inc.	2,679,126
137,521	The Estee Lauder Cos., Inc. Class A	8,010,598

		10,689,724

Pharmaceuticals – 6.0%
263,002	Abbott Laboratories	17,095,130
62,691	Allergan, Inc.	5,814,590
57,409	Johnson & Johnson	4,003,130
196,813	Sanofi ADR	8,781,796
94,645	Shire PLC ADR	8,199,096
139,824	Teva Pharmaceutical Industries Ltd. ADR	5,641,899

		49,535,641

Real Estate Investment Trusts – 2.6%
284,222	American Tower Corp.	21,296,755

Real Estate Management & Development* – 1.6%
685,716	CBRE Group, Inc. Class A	12,980,604

Semiconductors & Semiconductor Equipment – 1.4%
333,265	Xilinx, Inc.	11,547,632

Software – 4.4%
742,181	Activision Blizzard, Inc.	8,490,550
58,044	Citrix Systems, Inc.*	3,549,971
534,541	Oracle Corp.	17,158,766
44,895	Salesforce.com, Inc.*	7,078,595

		36,277,882

Specialty Retail – 1.8%
85,349	PetSmart, Inc.	6,030,760
231,222	Urban Outfitters, Inc.*	8,717,070

		14,747,830

Textiles, Apparel & Luxury Goods – 3.9%
41,790	Lululemon Athletica, Inc.*	2,999,686
179,005	NIKE, Inc. Class B	17,449,407
101,916	PVH Corp.	11,678,555

		32,127,648

Tobacco – 2.5%
228,550	Philip Morris International, Inc.	20,542,074

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services* – 2.3%
273,482	SBA Communications Corp. Class A	$ 18,821,031

TOTAL COMMON STOCKS		$825,213,204

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.3%
Repurchase Agreement – 1.3%
Joint Repurchase Agreement Account II
$ 10,200,000	0.239%	12/03/12	$ 10,200,000

TOTAL INVESTMENTS – 101.1%			$835,413,204

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(8,815,884)

NET ASSETS – 100.0%			$826,597,320

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$591,601,996

Gross unrealized gain	258,634,573
Gross unrealized loss	(14,823,365)

Net unrealized security gain	$243,811,208

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 1.5%
34,274	Honeywell International, Inc.	$ 2,102,024

Beverages – 2.3%
46,928	PepsiCo., Inc.	3,294,815

Capital Markets – 1.6%
47,422	Northern Trust Corp.	2,277,204

Chemicals – 2.8%
37,640	Praxair, Inc.	4,035,384

Communications Equipment – 6.4%
145,604	QUALCOMM, Inc.	9,263,327

Computers & Peripherals – 11.6%
22,957	Apple, Inc.	13,436,273
105,841	NetApp, Inc.*	3,356,218

		16,792,491

Consumer Finance – 3.1%
81,122	American Express Co.	4,534,720

Diversified Financial Services – 2.7%
70,042	CME Group, Inc.	3,871,221

Energy Equipment & Services – 6.3%
68,027	Halliburton Co.	2,268,700
94,593	Schlumberger Ltd.	6,774,751

		9,043,451

Food & Staples Retailing – 3.7%
51,928	Costco Wholesale Corp.	5,399,993

Hotels, Restaurants & Leisure – 5.4%
10,470	Chipotle Mexican Grill, Inc.*	2,761,777
36,990	Las Vegas Sands Corp.	1,725,583
92,155	Marriott International, Inc. Class A	3,344,305

		7,831,665

Household Products – 2.6%
53,399	The Procter & Gamble Co.	3,728,852

Internet & Catalog Retail* – 3.0%
10,820	Amazon.com, Inc.	2,727,181
2,510	Priceline.com, Inc.	1,664,532

		4,391,713

Internet Software & Services* – 9.4%
23,607	Equinix, Inc.	4,385,237
13,233	Google, Inc. Class A	9,241,530

		13,626,767

IT Services – 2.8%
8,303	MasterCard, Inc. Class A	4,057,510

Personal Products – 0.6%
64,393	Avon Products, Inc.	898,282

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 4.4%
64,853	Abbott Laboratories	$ 4,215,445
52,550	Teva Pharmaceutical Industries Ltd. ADR	2,120,393

		6,335,838

Real Estate Investment Trusts – 5.8%
112,153	American Tower Corp.	8,403,624

Real Estate Management & Development* – 3.0%
231,936	CBRE Group, Inc. Class A	4,390,548

Semiconductors & Semiconductor Equipment – 2.5%
105,884	Xilinx, Inc.	3,668,881

Software – 6.1%
251,304	Activision Blizzard, Inc.	2,874,918
111,575	Oracle Corp.	3,581,557
15,334	Salesforce.com, Inc.*	2,417,712

		8,874,187

Specialty Retail* – 2.3%
88,330	Urban Outfitters, Inc.	3,330,041

Textiles, Apparel & Luxury Goods – 5.5%
50,673	NIKE, Inc. Class B	4,939,604
26,625	PVH Corp.	3,050,959

		7,990,563

Wireless Telecommunication Services* – 3.7%
80,254	Crown Castle International Corp.	5,418,750

TOTAL COMMON STOCKS		$143,561,851

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
Joint Repurchase Agreement Account II
$ 1,500,000	0.239%	12/03/12	$ 1,500,000

TOTAL INVESTMENTS – 100.1%			$145,061,851

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(118,022)

NET ASSETS – 100.0%			$144,943,829

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$97,575,882

Gross unrealized gain	51,276,895
Gross unrealized loss	(3,790,926)

Net unrealized security gain	$47,485,969

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 100.7%
Aerospace & Defense – 1.7%
3,405	Honeywell International, Inc.	$ 208,829

Auto Components* – 0.3%
3,131	Gentherm, Inc.	37,854

Beverages – 2.8%
1,105	Beam, Inc.	62,001
1,331	Diageo PLC ADR	159,148
1,762	PepsiCo., Inc.	123,710

		344,859

Biotechnology* – 2.4%
2,032	Cepheid, Inc.	65,877
1,622	Gilead Sciences, Inc.	121,650
2,676	Vertex Pharmaceuticals, Inc.	106,478

		294,005

Capital Markets – 1.4%
3,646	Lazard Ltd. Class A	107,375
1,275	Northern Trust Corp.	61,225

		168,600

Chemicals – 3.7%
1,102	Airgas, Inc.	97,604
970	Ecolab, Inc.	69,918
1,485	International Flavors & Fragrances, Inc.	96,569
1,666	Praxair, Inc.	178,612

		442,703

Commercial Banks – 0.5%
1,759	First Republic Bank	59,489

Commercial Services & Supplies – 1.8%
5,254	Healthcare Services Group, Inc.	123,574
4,278	Ritchie Bros. Auctioneers, Inc.	98,009

		221,583

Communications Equipment – 3.5%
6,594	QUALCOMM, Inc.	419,510

Computers & Peripherals – 9.4%
1,756	Apple, Inc.	1,027,752
3,611	NetApp, Inc.*	114,505

		1,142,257

Construction & Engineering* – 0.8%
3,660	Quanta Services, Inc.	94,648

Consumer Finance – 1.8%
2,763	American Express Co.	154,451
3,505	SLM Corp.	58,008

		212,459

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services* – 1.1%
2,772	Coinstar, Inc.	$ 130,395

Diversified Financial Services – 3.2%
2,174	CME Group, Inc.	120,157
1,150	IntercontinentalExchange, Inc.*	151,972
4,024	MSCI, Inc. Class A*	116,696

		388,825

Diversified Telecommunication Services* – 0.9%
4,200	TW telecom, Inc.	107,898

Electrical Equipment – 1.2%
957	Rockwell Automation, Inc.	75,833
602	Roper Industries, Inc.	67,141

		142,974

Electronic Equipment, Instruments & Components – 1.4%
2,148	Amphenol Corp. Class A	133,004
3,949	RealD, Inc.*	41,702

		174,706

Energy Equipment & Services – 3.7%
1,879	Halliburton Co.	62,664
846	National Oilwell Varco, Inc.	57,782
4,550	Schlumberger Ltd.	325,871

		446,317

Food & Staples Retailing – 2.7%
2,550	Costco Wholesale Corp.	265,175
4,084	The Chefs' Warehouse, Inc.*	64,568

		329,743

Food Products* – 1.2%
1,071	The Hain Celestial Group, Inc.	64,549
1,530	TreeHouse Foods, Inc.	80,233

		144,782

Health Care Equipment & Supplies – 1.3%
985	C.R. Bard, Inc.	97,525
2,258	CareFusion Corp.*	63,043

		160,568

Health Care Providers & Services* – 1.2%
3,269	ExamWorks Group, Inc.	40,307
1,229	Henry Schein, Inc.	99,266

		139,573

Hotels, Restaurants & Leisure – 2.8%
500	Chipotle Mexican Grill, Inc.*	131,890
2,916	Marriott International, Inc. Class A	105,822
1,468	Yum! Brands, Inc.	98,473

		336,185

Household Products – 1.8%
1,437	Church & Dwight Co., Inc.	77,814
1,934	The Procter & Gamble Co.	135,051

		212,865

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 0.8%
1,757	Danaher Corp.	$ 94,825

Internet & Catalog Retail* – 2.8%
777	Amazon.com, Inc.	195,843
217	Priceline.com, Inc.	143,906

		339,749

Internet Software & Services* – 5.8%
706	Equinix, Inc.	131,146
635	Google, Inc. Class A	443,465
1,847	Rackspace Hosting, Inc.	127,665

		702,276

IT Services – 4.6%
929	Cognizant Technology Solutions Corp. Class A*	62,457
1,048	FleetCor Technologies, Inc.*	54,695
4,770	InterXion Holding NV*	103,557
452	MasterCard, Inc. Class A	220,883
1,561	VeriFone Systems, Inc.*	47,439
426	Visa, Inc. Class A	63,776

		552,807

Life Sciences Tools & Services – 0.9%
2,774	Agilent Technologies, Inc.	106,216

Machinery – 2.3%
1,257	Graco, Inc.	62,108
1,147	IDEX Corp.	51,558
4,257	Kennametal, Inc.	162,277

		275,943

Media – 2.8%
1,324	Discovery Communications, Inc. Class A*	79,983
6,700	Pandora Media, Inc.*	58,424
2,157	Scripps Networks Interactive Class A	127,349
1,479	Viacom, Inc. Class B	76,331

		342,087

Multiline Retail – 1.1%
1,291	Dollar General Corp.*	64,550
933	Family Dollar Stores, Inc.	66,430

		130,980

Oil, Gas & Consumable Fuels* – 0.5%
1,401	Whiting Petroleum Corp.	58,758

Personal Products – 0.5%
1,023	The Estee Lauder Cos., Inc. Class A	59,590

Pharmaceuticals – 3.5%
3,738	Abbott Laboratories	242,970
2,707	Sagent Pharmaceuticals, Inc.*	40,334
1,015	Shire PLC ADR	87,930

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
1,343	Teva Pharmaceutical Industries Ltd. ADR	$ 54,190

		425,424

Real Estate Investment Trusts – 2.0%
3,207	American Tower Corp.	240,301

Real Estate Management & Development* – 1.5%
9,645	CBRE Group, Inc. Class A	182,580

Road & Rail* – 0.5%
3,638	Roadrunner Transportation Systems, Inc.	65,520

Semiconductors & Semiconductor Equipment – 2.0%
1,191	Hittite Microwave Corp.*	72,270
4,787	Xilinx, Inc.	165,869

		238,139

Software – 4.9%
5,725	Activision Blizzard, Inc.	65,494
860	Citrix Systems, Inc.*	52,598
2,562	MICROS Systems, Inc.*	111,344
6,800	Oracle Corp.	218,280
958	Salesforce.com, Inc.*	151,048

		598,764

Specialty Retail – 3.6%
1,776	Dick’s Sporting Goods, Inc.	93,258
1,625	PetSmart, Inc.	114,822
1,145	Restoration Hardware Holdings, Inc.*	42,251
934	Tiffany & Co.	55,087
3,434	Urban Outfitters, Inc.*	129,462

		434,880

Textiles, Apparel & Luxury Goods – 4.9%
1,001	Carter’s, Inc.*	53,093
1,672	Deckers Outdoor Corp.*	64,021
855	Lululemon Athletica, Inc.*	61,372
2,065	NIKE, Inc. Class B	201,296
1,813	PVH Corp.	207,752

		587,534

Tobacco – 1.0%
1,378	Philip Morris International, Inc.	123,855

Wireless Telecommunication Services* – 2.1%
3,727	SBA Communications Corp. Class A	256,492

TOTAL COMMON STOCKS		$12,178,347

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.5%
Repurchase Agreement – 2.5%
Joint Repurchase Agreement Account II
$ 300,000	0.239%	12/03/12	$ 300,000

TOTAL INVESTMENTS – 103.2%			$12,478,347

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%			(387,226)

NET ASSETS – 100.0%			$12,091,121

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,588,260

Gross unrealized gain	3,355,030
Gross unrealized loss	(464,943)

Net unrealized security gain	$2,890,087

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Capital Markets – 4.2%
3,411	Northern Trust Corp.	$ 163,796

Chemicals – 2.6%
950	Praxair, Inc.	101,850

Communications Equipment – 7.2%
4,352	QUALCOMM, Inc.	276,874

Computers & Peripherals – 10.2%
668	Apple, Inc.	390,967

Consumer Finance – 4.2%
2,879	American Express Co.	160,936

Diversified Financial Services – 4.0%
2,807	CME Group, Inc.	155,143

Energy Equipment & Services – 6.6%
2,345	Halliburton Co.	78,206
2,481	Schlumberger Ltd.	177,689

		255,895

Food & Staples Retailing – 4.5%
1,685	Costco Wholesale Corp.	175,223

Hotels, Restaurants & Leisure – 4.3%
286	Chipotle Mexican Grill, Inc.*	75,441
2,446	Marriott International, Inc. Class A	88,765

		164,206

Internet Software & Services* – 10.8%
832	Equinix, Inc.	154,552
372	Google, Inc. Class A	259,794

		414,346

IT Services – 3.0%
236	MasterCard, Inc. Class A	115,329

Real Estate Investment Trusts – 7.2%
3,697	American Tower Corp.	277,016

Real Estate Management & Development* – 4.9%
9,891	CBRE Group, Inc. Class A	187,237

Semiconductors & Semiconductor Equipment – 3.5%
3,926	Xilinx, Inc.	136,036

Software – 1.9%
6,497	Activision Blizzard, Inc.	74,326

Specialty Retail* – 2.5%
2,532	Urban Outfitters, Inc.	95,456

Textiles, Apparel & Luxury Goods – 11.0%
2,522	NIKE, Inc. Class B	245,845
1,551	PVH Corp.	177,729

		423,574

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services* – 4.8%
2,666	SBA Communications Corp. Class A	$ 183,474

TOTAL INVESTMENTS – 97.4%	$3,751,684

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%	98,505

NET ASSETS – 100.0%	$3,850,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,309,342

Gross unrealized gain	455,375
Gross unrealized loss	(13,033)

Net unrealized security gain	$442,342

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Air Freight & Logistics – 0.6%
424,183	C.H. Robinson Worldwide, Inc.	$ 26,189,058

Beverages – 1.2%
886,332	Beam, Inc.	49,732,089

Biotechnology* – 3.7%
263,048	Alexion Pharmaceuticals, Inc.	25,257,869
651,081	ARIAD Pharmaceuticals, Inc.	14,558,171
509,674	BioMarin Pharmaceutical, Inc.	24,770,156
1,001,309	Cepheid, Inc.	32,462,438
1,408,780	Vertex Pharmaceuticals, Inc.	56,055,356

		153,103,990

Capital Markets – 4.2%
1,788,909	Lazard Ltd. Class A	52,683,370
1,383,376	Northern Trust Corp.	66,429,715
825,692	T. Rowe Price Group, Inc.	53,397,502

		172,510,587

Chemicals – 4.6%
821,343	Airgas, Inc.	72,746,350
875,642	Ecolab, Inc.	63,116,275
856,057	International Flavors & Fragrances, Inc.	55,669,387

		191,532,012

Commercial Banks – 1.7%
2,102,138	First Republic Bank	71,094,307

Commercial Services & Supplies – 1.6%
2,894,324	Ritchie Bros. Auctioneers, Inc.	66,308,963

Communications Equipment* – 0.5%
1,182,388	Juniper Networks, Inc.	21,259,336

Computers & Peripherals* – 1.4%
1,757,890	NetApp, Inc.	55,742,692

Construction & Engineering* – 1.0%
1,555,040	Quanta Services, Inc.	40,213,334

Consumer Finance – 1.0%
2,607,306	SLM Corp.	43,150,914

Diversified Consumer Services* – 1.7%
1,498,657	Coinstar, Inc.	70,496,825

Diversified Financial Services* – 3.3%
484,807	IntercontinentalExchange, Inc.	64,067,245
2,466,834	MSCI, Inc. Class A	71,538,186

		135,605,431

Diversified Telecommunication Services* – 1.4%
2,300,129	TW telecom, Inc.	59,090,314

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 2.1%
504,212	Rockwell Automation, Inc.	$ 39,953,759
427,597	Roper Industries, Inc.	47,689,893

		87,643,652

Electronic Equipment, Instruments & Components – 2.6%
1,292,998	Amphenol Corp. Class A	80,062,436
2,733,653	RealD, Inc.*(a)	28,867,376

		108,929,812

Energy Equipment & Services – 2.9%
893,251	Cameron International Corp.*	48,190,892
266,893	Core Laboratories NV	27,538,020
602,136	Dril-Quip, Inc.*	42,372,310

		118,101,222

Food Products* – 2.2%
816,521	The Hain Celestial Group, Inc.	49,211,721
786,162	TreeHouse Foods, Inc.	41,226,335

		90,438,056

Health Care Equipment & Supplies – 2.8%
716,447	C.R. Bard, Inc.	70,935,417
1,635,967	CareFusion Corp.*	45,676,199

		116,611,616

Health Care Providers & Services* – 1.7%
647,559	Henry Schein, Inc.	52,303,341
709,620	HMS Holdings Corp.	16,441,895

		68,745,236

Hotels, Restaurants & Leisure – 3.9%
221,686	Chipotle Mexican Grill, Inc.*	58,476,333
1,060,439	Dunkin' Brands Group, Inc.	33,743,169
1,854,384	Marriott International, Inc. Class A	67,295,595

		159,515,097

Household Products – 1.2%
904,067	Church & Dwight Co., Inc.	48,955,228

Internet Software & Services* – 4.0%
449,481	Equinix, Inc.	83,495,590
1,203,948	Rackspace Hosting, Inc.	83,216,886

		166,712,476

IT Services – 3.5%
531,703	Cognizant Technology Solutions Corp. Class A*	35,746,393
1,106,384	FleetCor Technologies, Inc.*	57,742,181
1,991,442	Genpact Ltd.	31,962,644
626,932	VeriFone Systems, Inc.*	19,052,463

		144,503,681

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 2.6%
2,020,658	Agilent Technologies, Inc.	$ 77,370,995
159,949	Mettler-Toledo International, Inc.*	29,924,858

		107,295,853

Machinery – 2.6%
840,856	Graco, Inc.	41,546,695
1,759,765	Kennametal, Inc.	67,082,242

		108,628,937

Media – 3.1%
644,217	Discovery Communications, Inc. Class A*	38,917,149
3,330,259	Pandora Media, Inc.*	29,039,859
1,004,004	Scripps Networks Interactive Class A	59,276,396

		127,233,404

Multiline Retail – 2.6%
557,540	Dollar General Corp.*	27,877,000
1,143,003	Family Dollar Stores, Inc.	81,381,814

		109,258,814

Oil, Gas & Consumable Fuels – 1.6%
321,048	Pioneer Natural Resources Co.	34,352,136
753,749	Whiting Petroleum Corp.*	31,612,233

		65,964,369

Personal Products – 0.9%
620,559	The Estee Lauder Cos., Inc. Class A	36,147,562

Pharmaceuticals – 1.1%
509,602	Shire PLC ADR	44,146,821

Real Estate Management & Development* – 2.2%
4,779,828	CBRE Group, Inc. Class A	90,482,144

Semiconductors & Semiconductor Equipment – 4.3%
1,999,862	Altera Corp.	64,775,530
1,108,828	Linear Technology Corp.	36,802,002
2,219,885	Xilinx, Inc.	76,919,015

		178,496,547

Software – 5.3%
6,493,846	Activision Blizzard, Inc.	74,289,598
584,061	Citrix Systems, Inc.*	35,721,171
1,279,738	MICROS Systems, Inc.*	55,617,414
328,954	Salesforce.com, Inc.*	51,866,177

		217,494,360

Specialty Retail – 6.5%
645,546	Bed Bath & Beyond, Inc.*	37,906,461
849,553	Dick's Sporting Goods, Inc.	44,610,028
1,269,137	PetSmart, Inc.	89,677,220
543,741	Tiffany & Co.	32,069,844
1,690,661	Urban Outfitters, Inc.*	63,737,920

		268,001,473

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 4.7%
1,125,538	Deckers Outdoor Corp.*	$ 43,096,850
483,189	Lululemon Athletica, Inc.*	34,683,307
1,030,129	PVH Corp.	118,042,482

		195,822,639

Wireless Telecommunication Services* – 5.3%
1,076,495	Crown Castle International Corp.	72,684,943
2,101,304	SBA Communications Corp. Class A	144,611,741

		217,296,684

TOTAL COMMON STOCKS		$4,032,455,535

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$ 97,200,000	0.239%	12/03/12	$ 97,200,000

TOTAL INVESTMENTS – 100.0%			$4,129,655,535

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			546,503

NET ASSETS – 100.0%			$4,130,202,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR — American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,417,783,339

Gross unrealized gain	890,819,340
Gross unrealized loss	(178,947,144)

Net unrealized security gain	$711,872,196

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Aerospace & Defense* – 0.6%
247,903	Aerovironment, Inc.	$ 5,059,700

Auto Components* – 0.7%
488,285	Gentherm, Inc.	5,903,366

Biotechnology* – 5.6%
440,652	Achillion Pharmaceuticals, Inc.	3,432,679
134,341	ARIAD Pharmaceuticals, Inc.	3,003,865
204,729	BioMarin Pharmaceutical, Inc.	9,949,830
326,503	Cepheid, Inc.	10,585,227
226,864	Durata Therapeutics, Inc.	2,062,194
276,242	Incyte Corp.	4,861,859
549,875	Regulus Therapeutics, Inc.	2,611,906
476,966	Swedish Orphan Biovitrum AB ADR	2,306,870
115,353	Synageva BioPharma Corp.	5,644,222
135,724	Vertex Pharmaceuticals, Inc.	5,400,458

		49,859,110

Capital Markets – 2.9%
594,487	Evercore Partners, Inc. Class A	16,330,558
325,536	Lazard Ltd. Class A	9,587,035

		25,917,593

Chemicals – 3.7%
135,196	Airgas, Inc.	11,974,310
319,771	American Vanguard Corp.	10,638,781
155,134	International Flavors & Fragrances, Inc.	10,088,364

		32,701,455

Commercial Banks – 3.3%
662,089	Eagle Bancorp, Inc.*	12,897,494
289,599	First Republic Bank	9,794,238
323,852	Popular, Inc.*	6,402,554

		29,094,286

Commercial Services & Supplies – 4.1%
724,880	Healthcare Services Group, Inc.	17,049,177
677,059	Ritchie Bros. Auctioneers, Inc.	15,511,422
40,766	Stericycle, Inc.*	3,810,398

		36,370,997

Communications Equipment* – 0.8%
964,983	Calix, Inc.	7,121,575

Construction & Engineering* – 1.0%
333,629	Quanta Services, Inc.	8,627,646

Consumer Finance – 0.5%
270,892	SLM Corp.	4,483,263

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services* – 1.7%
313,535	Coinstar, Inc.	$ 14,748,686

Diversified Financial Services* – 1.7%
519,286	MSCI, Inc. Class A	15,059,294

Diversified Telecommunication Services* – 1.5%
534,718	TW telecom, Inc.	13,736,905

Electrical Equipment – 1.0%
80,307	Roper Industries, Inc.	8,956,640

Electronic Equipment, Instruments & Components – 3.4%
195,467	Amphenol Corp. Class A	12,103,317
182,424	IPG Photonics Corp.*	10,781,258
691,214	RealD, Inc.*	7,299,220

		30,183,795

Energy Equipment & Services – 2.9%
72,116	Core Laboratories NV	7,440,929
206,788	Dril-Quip, Inc.*	14,551,671
72,789	Lufkin Industries, Inc.	3,985,926

		25,978,526

Food & Staples Retailing* – 0.6%
367,554	The Chefs' Warehouse, Inc.	5,811,029

Food Products* – 2.3%
205,853	The Hain Celestial Group, Inc.	12,406,760
160,966	TreeHouse Foods, Inc.	8,441,057

		20,847,817

Health Care Equipment & Supplies* – 2.1%
284,557	CareFusion Corp.	7,944,831
306,111	DexCom, Inc.	4,003,932
76,960	Given Imaging Ltd.	1,393,746
310,567	Tornier NV	5,037,397

		18,379,906

Health Care Providers & Services* – 4.6%
337,914	Acadia Healthcare Co., Inc.	7,755,126
680,275	ExamWorks Group, Inc.	8,387,791
137,663	Henry Schein, Inc.	11,119,041
223,820	HMS Holdings Corp.	5,185,909
103,002	MEDNAX, Inc.	8,137,158

		40,585,025

Health Care Technology* – 0.6%
316,374	MedAssets, Inc.	5,093,621

Hotels, Restaurants & Leisure – 1.5%
215,873	Dunkin' Brands Group, Inc.	6,869,079
389,058	Texas Roadhouse, Inc.	6,462,253

		13,331,332

Household Products – 0.7%
114,811	Church & Dwight Co., Inc.	6,217,016

Internet Software & Services* – 4.1%
71,630	Equinix, Inc.	13,305,989
295,070	ExactTarget, Inc.	6,081,393
245,029	Rackspace Hosting, Inc.	16,936,404

		36,323,786

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 4.3%
271,989	FleetCor Technologies, Inc.*	$ 14,195,106
456,717	Genpact Ltd.	7,330,308
548,184	InterXion Holding NV*	11,901,074
161,838	VeriFone Systems, Inc.*	4,918,257

		38,344,745

Life Sciences Tools & Services* – 1.5%
23,800	Mettler-Toledo International, Inc.	4,452,742
274,290	PAREXEL International Corp.	8,856,824

		13,309,566

Machinery – 3.6%
174,230	Graco, Inc.	8,608,704
177,376	IDEX Corp.	7,973,051
400,123	Kennametal, Inc.	15,252,689

		31,834,444

Media* – 1.3%
1,037,645	Pandora Media, Inc.	9,048,265
329,101	RLJ Entertainment, Inc.	2,106,246

		11,154,511

Oil, Gas & Consumable Fuels* – 4.0%
282,099	Approach Resources, Inc.	6,626,505
653,459	Rex Energy Corp.	8,592,986
208,967	Rosetta Resources, Inc.	9,390,977
269,421	Whiting Petroleum Corp.	11,299,517

		35,909,985

Pharmaceuticals* – 0.6%
356,989	Sagent Pharmaceuticals, Inc.	5,319,136

Real Estate Management & Development* – 1.7%
780,759	CBRE Group, Inc. Class A	14,779,768

Road & Rail* – 1.2%
587,618	Roadrunner Transportation Systems, Inc.	10,583,000

Semiconductors & Semiconductor Equipment – 5.7%
262,826	Cavium, Inc.*	9,259,360
230,544	Hittite Microwave Corp.*	13,989,410
459,612	Intermolecular, Inc.*	3,217,284
153,082	Linear Technology Corp.	5,080,792
473,392	STR Holdings, Inc.*	1,121,939
85,676	Ultratech, Inc.*	2,811,886
448,837	Xilinx, Inc.	15,552,202

		51,032,873

Software* – 2.7%
273,736	MICROS Systems, Inc.	11,896,567
209,083	NetSuite, Inc.	12,465,528

		24,362,095

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 5.5%
178,701	Dick's Sporting Goods, Inc.	$ 9,383,589
217,012	PetSmart, Inc.	15,334,068
108,260	Restoration Hardware Holdings, Inc.*	3,994,794
195,732	Rue21, Inc.*	5,619,466
380,327	Urban Outfitters, Inc.*	14,338,328

		48,670,245

Textiles, Apparel & Luxury Goods – 8.4%
242,695	Carter's, Inc.*	12,872,543
232,442	Deckers Outdoor Corp.*	8,900,204
669,109	Fifth & Pacific Co., Inc.*	8,062,764
71,198	Lululemon Athletica, Inc.*	5,110,592
211,003	PVH Corp.	24,178,834
160,168	Under Armour, Inc. Class A*	8,301,507
169,804	Wolverine World Wide, Inc.	7,349,117

		74,775,561

Wireless Telecommunication Services* – 3.6%
461,280	SBA Communications Corp. Class A	31,745,290

TOTAL COMMON STOCKS		$852,213,588

Exchange Traded Funds – 1.6%
229,300	iShares Russell Midcap Growth Index Fund	$ 14,239,530

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.2%
Repurchase Agreement – 2.2%
Joint Repurchase Agreement Account II
$ 20,000,000	0.239%	12/03/12	$ 20,000,000

TOTAL INVESTMENTS – 99.8%			$886,453,118

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,698,562

NET ASSETS – 100.0%			$888,151,680

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR — American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$738,505,475

Gross unrealized gain	199,127,357
Gross unrealized loss	(51,179,714)

Net unrealized security gain	$147,947,643

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Aerospace & Defense – 2.9%
115,612	Honeywell International, Inc.	$ 7,090,484
49,764	The Boeing Co.	3,696,470

		10,786,954

Beverages – 3.2%
46,704	Diageo PLC ADR	5,584,397
95,295	PepsiCo., Inc.	6,690,662

		12,275,059

Biotechnology* – 2.9%
109,427	Gilead Sciences, Inc.	8,207,025
70,114	Vertex Pharmaceuticals, Inc.	2,789,836

		10,996,861

Capital Markets – 1.8%
86,984	Northern Trust Corp.	4,176,971
40,404	T. Rowe Price Group, Inc.	2,612,927

		6,789,898

Chemicals – 3.1%
47,575	Ecolab, Inc.	3,429,206
76,634	Praxair, Inc.	8,215,931

		11,645,137

Communications Equipment – 4.6%
274,329	QUALCOMM, Inc.	17,452,811

Computers & Peripherals – 10.8%
60,401	Apple, Inc.	35,351,497
164,633	NetApp, Inc.*	5,220,513

		40,572,010

Consumer Finance – 1.8%
120,313	American Express Co.	6,725,497

Diversified Financial Services – 2.4%
111,112	CME Group, Inc.	6,141,160
21,332	IntercontinentalExchange, Inc.*	2,819,024

		8,960,184

Electrical Equipment – 0.7%
32,698	Rockwell Automation, Inc.	2,590,990

Electronic Equipment, Instruments & Components – 1.2%
71,205	Amphenol Corp. Class A	4,409,014

Energy Equipment & Services – 4.3%
88,377	Halliburton Co.	2,947,373
25,506	National Oilwell Varco, Inc.	1,742,060
163,686	Schlumberger Ltd.	11,723,191

		16,412,624

Food & Staples Retailing – 2.9%
107,158	Costco Wholesale Corp.	11,143,360

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.2%
18,670	C.R. Bard, Inc.	$ 1,848,517
4,921	Intuitive Surgical, Inc.*	2,603,209

		4,451,726

Hotels, Restaurants & Leisure – 4.9%
21,657	Chipotle Mexican Grill, Inc.*	5,712,683
57,992	Las Vegas Sands Corp.	2,705,327
141,195	Marriott International, Inc. Class A	5,123,967
23,467	McDonald's Corp.	2,042,568
44,829	Yum! Brands, Inc.	3,007,129

		18,591,674

Household Products – 1.5%
79,851	The Procter & Gamble Co.	5,575,995

Industrial Conglomerates – 1.5%
105,377	Danaher Corp.	5,687,197

Internet & Catalog Retail* – 3.7%
38,106	Amazon.com, Inc.	9,604,617
6,386	Priceline.com, Inc.	4,234,940

		13,839,557

Internet Software & Services* – 6.9%
33,714	Equinix, Inc.	6,262,713
72,957	Facebook, Inc. Class A	2,042,796
25,190	Google, Inc. Class A	17,591,940

		25,897,449

IT Services – 1.9%
14,658	MasterCard, Inc. Class A	7,163,071

Life Sciences Tools & Services – 0.8%
82,838	Agilent Technologies, Inc.	3,171,867

Media – 2.1%
39,638	Discovery Communications, Inc. Class A*	2,394,532
107,991	Viacom, Inc. Class B	5,573,415

		7,967,947

Multiline Retail – 1.5%
73,599	Dollar General Corp.*	3,679,950
27,028	Family Dollar Stores, Inc.	1,924,394

		5,604,344

Personal Products – 1.1%
162,096	Avon Products, Inc.	2,261,239
31,421	The Estee Lauder Cos., Inc. Class A	1,830,273

		4,091,512

Pharmaceuticals – 6.6%
151,794	Abbott Laboratories	9,866,610
28,621	Allergan, Inc.	2,654,598
26,387	Johnson & Johnson	1,839,965
87,932	Sanofi ADR	3,923,526
42,376	Shire PLC ADR	3,671,033
72,622	Teva Pharmaceutical Industries Ltd. ADR	2,930,298

		24,886,030

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 3.8%
189,144	American Tower Corp.	$ 14,172,560

Real Estate Management & Development* – 1.7%
337,693	CBRE Group, Inc. Class A	6,392,529

Semiconductors & Semiconductor Equipment – 2.2%
236,519	Xilinx, Inc.	8,195,383

Software – 4.9%
435,175	Activision Blizzard, Inc.	4,978,402
241,498	Oracle Corp.	7,752,086
35,760	Salesforce.com, Inc.*	5,638,279

		18,368,767

Specialty Retail* – 1.4%
135,814	Urban Outfitters, Inc.	5,120,188

Textiles, Apparel & Luxury Goods – 4.8%
31,567	Lululemon Athletica, Inc.*	2,265,879
96,568	NIKE, Inc. Class B	9,413,449
57,533	PVH Corp.	6,592,706

		18,272,034

Tobacco – 1.2%
51,606	Philip Morris International, Inc.	4,638,347

Wireless Telecommunication Services* – 3.2%
178,047	Crown Castle International Corp.	12,021,733

TOTAL COMMON STOCKS		$374,870,309

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$ 3,500,000	0.239%	12/03/12	$ 3,500,000

TOTAL INVESTMENTS – 100.4%			$378,370,309

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,445,652)

NET ASSETS – 100.0%			$376,924,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR — American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$320,194,871

Gross unrealized gain	70,633,479
Gross unrealized loss	(12,458,041)

Net unrealized security gain	$58,175,438

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Communications Equipment – 8.6%
459,793	Calix, Inc.*	$ 3,393,272
396,588	Juniper Networks, Inc.*	7,130,652
308,032	QUALCOMM, Inc.	19,596,996

		30,120,920

Computers & Peripherals – 15.6%
67,463	Apple, Inc.	39,484,745
205,481	EMC Corp.*	5,100,038
321,186	NetApp, Inc.*	10,184,808

		54,769,591

Diversified Consumer Services* – 2.7%
204,799	Coinstar, Inc.	9,633,745

Diversified Financial Services* – 1.9%
51,398	IntercontinentalExchange, Inc.	6,792,246

Diversified Telecommunication Services* – 2.1%
281,770	TW telecom, Inc.	7,238,671

Electronic Equipment, Instruments & Components – 4.7%
142,579	Amphenol Corp. Class A	8,828,492
728,261	RealD, Inc.*	7,690,436

		16,518,928

Internet & Catalog Retail* – 5.5%
44,590	Amazon.com, Inc.	11,238,909
11,966	Priceline.com, Inc.	7,935,373

		19,174,282

Internet Software & Services* – 18.9%
56,739	Equinix, Inc.	10,539,837
218,190	ExactTarget, Inc.	4,496,896
312,525	Facebook, Inc. Class A	8,750,700
33,448	Google, Inc. Class A	23,359,080
223,021	Rackspace Hosting, Inc.	15,415,211
163,236	Yandex NV Class A	3,561,809

		66,123,533

IT Services* – 5.8%
82,803	Cognizant Technology Solutions Corp. Class A	5,566,846
437,754	InterXion Holding NV	9,503,639
176,246	VeriFone Systems, Inc.	5,356,116

		20,426,601

Media* – 1.8%
736,704	Pandora Media, Inc.	6,424,059

Real Estate Investment Trusts – 2.9%
136,229	American Tower Corp.	10,207,639

Semiconductors & Semiconductor Equipment – 8.0%
188,319	Altera Corp.	6,099,652
121,168	Cavium, Inc.*	4,268,749
97,407	Hittite Microwave Corp.*	5,910,657
243,263	Intermolecular, Inc.*	1,702,841

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
286,421	Xilinx, Inc.	$ 9,924,488

		27,906,387

Software – 16.8%
1,078,205	Activision Blizzard, Inc.	12,334,665
91,660	Citrix Systems, Inc.*	5,605,926
199,225	MICROS Systems, Inc.*	8,658,319
128,428	NetSuite, Inc.*	7,656,877
389,992	Oracle Corp.	12,518,743
77,730	Salesforce.com, Inc.*	12,255,689

		59,030,219

Wireless Telecommunication Services* – 3.6%
182,479	SBA Communications Corp. Class A	12,558,205

TOTAL COMMON STOCKS		$346,925,026

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
Joint Repurchase Agreement Account II
$ 2,100,000	0.239%	12/03/12	$ 2,100,000

TOTAL INVESTMENTS – 99.5%			$349,025,026

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			1,672,817

NET ASSETS – 100.0%			$350,697,843

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$305,239,843

Gross unrealized gain	69,291,851
Gross unrealized loss	(25,506,668)

Net unrealized security gain	$43,785,183

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Aerospace & Defense – 2.9%
1,078	Textron, Inc.	$ 25,322
3,695	The Boeing Co.	274,465

		299,787

Automobiles* – 1.1%
4,264	General Motors Co.	110,352

Beverages – 3.0%
1,052	Anheuser-Busch InBev NV ADR	92,545
3,139	PepsiCo., Inc.	220,389

		312,934

Biotechnology* – 2.5%
905	Celgene Corp.	71,124
1,693	Gilead Sciences, Inc.	126,975
1,634	Vertex Pharmaceuticals, Inc.	65,017

		263,116

Building Products – 1.0%
6,347	Masco Corp.	107,645

Capital Markets – 0.8%
5,000	Morgan Stanley	84,350

Chemicals – 1.4%
1,415	Praxair, Inc.	151,702

Commercial Banks – 1.3%
5,100	SunTrust Banks, Inc.	138,465

Commercial Services & Supplies – 0.7%
2,366	Waste Management, Inc.	77,061

Communications Equipment – 3.5%
2,694	Cisco Systems, Inc.	50,944
4,904	Juniper Networks, Inc.*	88,174
3,662	QUALCOMM, Inc.	232,976

		372,094

Computers & Peripherals – 6.8%
936	Apple, Inc.	547,822
5,165	EMC Corp.*	128,195
1,011	NetApp, Inc.*	32,059

		708,076

Consumer Finance – 1.3%
2,431	American Express Co.	135,893

Diversified Financial Services – 5.7%
18,985	Bank of America Corp.	187,192
2,014	CME Group, Inc.	111,314
7,398	JPMorgan Chase & Co.	303,910

		602,416

Diversified Telecommunication Services – 1.1%
3,243	AT&T, Inc.	110,684

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 3.2%
2,552	American Electric Power Co., Inc.	$ 108,843
1,621	Duke Energy Corp.	103,452
4,245	PPL Corp.	124,591

		336,886

Energy Equipment & Services – 3.8%
4,910	Halliburton Co.	163,748
2,285	Schlumberger Ltd.	163,652
1,480	Transocean Ltd.	68,376

		395,776

Food & Staples Retailing – 3.2%
2,226	Costco Wholesale Corp.	231,482
2,977	Walgreen Co.	100,950

		332,432

Food Products – 0.7%
2,954	Mondelez International, Inc. Class A	76,479

Health Care Providers & Services – 1.0%
1,860	UnitedHealth Group, Inc.	101,165

Hotels, Restaurants & Leisure – 2.1%
207	Chipotle Mexican Grill, Inc.*	54,602
1,790	Marriott International, Inc. Class A	64,959
1,500	Yum! Brands, Inc.	100,620

		220,181

Household Products – 2.7%
4,129	The Procter & Gamble Co.	288,328

Industrial Conglomerates – 4.1%
20,475	General Electric Co.	432,637

Insurance – 3.8%
1,089	Everest Re Group Ltd.	118,124
2,936	Prudential Financial, Inc.	153,024
1,725	The Travelers Cos., Inc.	122,165

		393,313

Internet & Catalog Retail* – 2.6%
700	Amazon.com, Inc.	176,435
143	Priceline.com, Inc.	94,832

		271,267

Internet Software & Services* – 3.3%
369	Equinix, Inc.	68,545
392	Google, Inc. Class A	273,761

		342,306

IT Services – 1.3%
285	MasterCard, Inc. Class A	139,274

Media – 1.6%
1,838	DIRECTV*	91,349
1,489	Viacom, Inc. Class B	76,847

		168,196

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail* – 1.0%
2,065	Dollar General Corp.	$ 103,250

Oil, Gas & Consumable Fuels – 6.3%
4,387	Devon Energy Corp.	226,676
4,322	Exxon Mobil Corp.	380,941
1,508	Southwestern Energy Co.*	52,343

		659,960

Pharmaceuticals – 6.9%
3,391	Abbott Laboratories	220,415
3,601	Johnson & Johnson	251,098
2,341	Merck & Co., Inc.	103,706
2,289	Mylan, Inc.*	62,215
3,651	Pfizer, Inc.	91,348

		728,782

Real Estate Investment Trusts – 1.9%
2,720	American Tower Corp.	203,810

Real Estate Management & Development* – 0.8%
4,316	CBRE Group, Inc. Class A	81,702

Semiconductors & Semiconductor Equipment – 2.6%
3,613	Lam Research Corp.*	126,888
4,300	Xilinx, Inc.	148,995

		275,883

Software – 2.2%
6,865	Activision Blizzard, Inc.	78,535
1,895	Adobe Systems, Inc.*	65,586
516	Salesforce.com, Inc.*	81,358

		225,479

Specialty Retail – 2.6%
1,046	Bed Bath & Beyond, Inc.*	61,421
3,260	Lowe’s Cos., Inc.	117,653
2,608	Urban Outfitters, Inc.*	98,322

		277,396

Textiles, Apparel & Luxury Goods – 3.2%
2,484	NIKE, Inc. Class B	242,140
818	PVH Corp.	93,735

		335,875

Wireless Telecommunication Services* – 2.5%
3,793	SBA Communications Corp. Class A	261,034

TOTAL COMMON STOCKS		$10,125,986

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.8%
Repurchase Agreement – 3.8%
Joint Repurchase Agreement Account II
$ 400,000	0.239%	12/03/12	$ 400,000

TOTAL INVESTMENTS – 100.3%			$10,525,986

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(32,544)

NET ASSETS – 100.0%			$10,493,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,119,260

Gross unrealized gain	1,623,679
Gross unrealized loss	(216,953)

Net unrealized security gain	$1,406,726

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2012:

CAPITAL GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$825,213,204	$—	$—
Short-term Investments	—	10,200,000	—

CONCENTRATED GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$143,561,851	$—	$—
Short-term Investments	—	1,500,000	—

FLEXIBLE CAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$12,178,347	$—	$—
Short-term Investments	—	300,000	—

FOCUSED GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$3,751,684	$—	$—

GROWTH OPPORTUNITIES
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$4,032,455,535	$—	$—
Short-term Investments	—	97,200,000	—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL/MID CAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$864,146,248	$2,306,870	$—
Short-term Investments	—	20,000,000	—
Total	$864,146,248	$22,306,870	$—

STRATEGIC GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$374,870,309	$—	$—
Short-term Investments	—	3,500,000	—

TECHNOLOGY TOLLKEEPER
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$346,925,026	$—	$—
Short-term Investments	—	2,100,000	—

U.S. EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$10,125,986	$—	$—
Short-term Investments	—	400,000	—

For further information regarding security characteristics, see Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 3, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$10,200,000	$10,200,203	$10,439,864
Concentrated Growth	1,500,000	1,500,030	1,535,274
Flexible Cap Growth	300,000	300,006	307,055
Growth Opportunities	97,200,000	97,201,936	99,485,763
Small/Mid Cap Growth	20,000,000	20,000,398	20,470,322
Strategic Growth	3,500,000	3,500,070	3,582,306
Technology Tollkeeper	2,100,000	2,100,042	2,149,384
U.S. Equity	400,000	400,008	409,406

REPURCHASE AGREEMENTS — At November 30, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper	U.S. Equity
BNP Paribas Securities Co.	0.230%	$1,494,472	$219,775	$43,955	$14,241,441	$2,930,338	$512,809	$307,685	$58,607
Credit Suisse Securities LLC	0.220	1,121,612	164,943	32,989	10,688,302	2,199,239	384,867	230,920	43,985
Deutsche Bank Securities, Inc.	0.250	2,940,442	432,418	86,484	28,020,684	5,765,573	1,008,975	605,385	115,312
JPMorgan Securities LLC	0.240	3,582,490	526,837	105,367	34,139,017	7,024,489	1,229,286	737,572	140,489
Wells Fargo Securities LLC	0.240	1,060,984	156,027	31,205	10,110,556	2,080,361	364,063	218,438	41,607
TOTAL		$10,200,000	$1,500,000	$300,000	$97,200,000	$20,000,000	$3,500,000	$2,100,000	$400,000

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At November 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 5.000%	09/01/27 to 12/01/42
Government National Mortgage Association	2.500 to 6.500	07/20/24 to 11/15/42
U.S. Treasury Notes	0.250 to 4.875	12/31/12 to 05/15/22

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional funds, including but not limited to: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity securities of high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Tollkeeper” companies). Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund’s investment performance will be closely tied to many factors which affect those companies. The Technology Tollkeeper Fund may also invest in a relatively fewer number of issuers. As a result, the Technology Tollkeeper Fund’s net asset value is more likely to have greater fluctuations than that of a Fund which is more diversified or invests in other industries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date January 29, 2013

*	Print the name and title of each signing officer under his or her signature.